LEASES - Schedule of Maturities of Lease Liabilities (Details) ¥ in Millions	Jun. 30, 2026 CNY (¥)
Total Operating Leases
Remainder of 2026	¥ 2,210
2027	3,625
2028	3,458
2029	3,292
2030	3,099
Thereafter	21,736
Total minimum lease payments	37,420
Less: amount representing interest	10,405
Present value of minimum lease payments	27,015
Total Finance Leases
Remainder of 2026	93
2027	188
2028	191
2029	193
2030	193
Thereafter	4,126
Total minimum lease payments	4,984
Less: amount representing interest	1,991
Present value of minimum lease payments	¥ 2,993